Operating Segments Reconciliation of segment EBITDA to net income (Tables)	12 Months Ended
Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Reconciliation of Segment EBITDA to Net Income [Table Text Block]
Reconciliation of Segment EBITDA to Net Loss:

	Year ended December 31,
	2012	2011	2010
Segment EBITDA:
Silicones	$206	$291	$433
Quartz	44	101	92
Other	(36)	(13)	(33)
Total	$214	$379	492

Reconciliation:
Items not included in Segment EBITDA:
Non-cash charges	$(3)	$(8)	$(7)
Restructuring and other costs	(47)	(39)	(27)
Total adjustments	(50)	(47)	(34)
Interest expense, net	(277)	(256)	(249)
Income tax (expense) benefit	(8)	(27)	2
Depreciation and amortization	(187)	(197)	(197)
(Loss) gain on extinguishment and exchange of debt	(57)	7	(78)
Net loss attributable to Momentive Performance Materials Inc.	$(365)	$(141)	$(64)